Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations

The regulatory capital ratios for EB, along with the capital amounts and ratios for the minimum OCC requirement and the framework for prompt corrective action are as follows:

	Actual		For OCC Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
2011
Tangible capital to tangible assets	$1,048,199	8.0%	$195,599	1.5%	N/A	N/A
Core capital to adjusted tangible assets	1,048,199	8.0	523,256	4.0%	$654,070	5.0%
Total capital to risk-weighted assets	1,104,377	15.7	563,470	8.0%	704,337	10.0
Tier I capital to risk-weighted assets	1,026,612	14.6	N/A	N/A	422,602	6.0
2010
Tangible capital to tangible assets	$1,034,977	8.7%	$180,131	1.5%	N/A	N/A
Core capital to adjusted tangible assets	1,034,977	8.7	477,226	4.0	$596,532	5.0%
Total capital to risk-weighted assets	1,102,674	17.0	517,801	8.0	647,252	10.0
Tier I capital to risk-weighted assets	1,021,736	15.8	N/A	N/A	388,351	6.0